Subsequent Events (Details) $ / shares in Units, $ in Thousands	Oct. 09, 2018 USD ($) $ / shares shares	Sep. 14, 2018 USD ($) ft² property $ / shares shares	Sep. 13, 2018 shares	Jul. 05, 2017 $ / shares shares	Dec. 31, 2016 ft² property
Subsequent Event [Line Items]
Number of properties acquired | property					3
Rentable area of properties (in square feet) | ft²					830,185
Subsequent Event
Subsequent Event [Line Items]
Reverse stock split ratio		0.25
SIR | Subsequent Event
Subsequent Event [Line Items]
Share conversion ratio		1.04
Number of properties acquired | property		99
Rentable area of properties (in square feet) | ft²		16,538,462
Share price (in dollars per share) | $ / shares		$ 11.29
Purchase price | $		$ 2,738,488
Transaction costs | $		40,000
Repayment of debt assumed | $		$ 1,720,000
SIR | Subsequent Event
Subsequent Event [Line Items]
Number of shares owned (in shares)			24,918,421
SIR | ILPT | Subsequent Event
Subsequent Event [Line Items]
Number of shares owned (in shares)			45,000,000
Underwritten Public Offering
Subsequent Event [Line Items]
Number of shares sold (in shares)				25,000,000
Sale of stock (in dollars per share) | $ / shares				$ 18.50
Common Shares | Underwritten Public Offering | Subsequent Event
Subsequent Event [Line Items]
Number of shares sold (in shares)	24,918,421
Sale of stock (in dollars per share) | $ / shares	$ 18.25
Proceeds from sale of equity | $	$ 434,700